Redacted Loan ID	Loan Number	LoanUID	Borrower	Property State	Due Date	As of Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Summary Comments
94707E58-13A4-47EF-B680-ADA2364A31DC	xxx	xxx	xxx	CO	10/1/2016	8/31/2016	9/1/2015	2/2/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

6C295F34-1544-4E54-B770-8B559E33A0BC	xxx	xxx	xxx	NJ	8/1/2016	8/31/2016	9/1/2015	2/2/2016	Curtailment of Income	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.
Comments on 2/19/2016 indicate the customer requested a hardship package due to loss of income.  At that time a deferment agreement and hardship package were sent.  Comments on 2/29/2016 indicate the customer had a job loss and was seeking assistance with loan.  At that time a mortgage assistance application was sent out to the customer.  There is no further detail in the review period that any paperwork was ever received back or loss mitigation was pursued.

FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 2/19/2016 indicate the customer requested a hardship package due to loss of income.  At that time a deferment agreement and hardship package were sent.  Comments on 2/29/2016 indicate the customer had a job loss and was seeking assistance with loan.  At that time a mortgage assistance application was sent out to the customer.  There is no further detail in the review period that any paperwork was ever received back or loss mitigation was pursued.

7A08D24D-DBD5-460F-9A38-0BDB28324345	xxx	xxx	xxx	IL	9/1/2016	8/31/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

88F69D35-AA33-4901-A605-F538AE34BF28	xxx	xxx	xxx	NC	9/1/2016	8/31/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

4D351C17-9998-4620-9A3C-B25BF63658ED	xxx	xxx	xxx	IL	9/1/2016	8/31/2016	9/1/2015	2/4/2016		Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
There is evidence of a prior completed loan modification.  Per the pay history on 05/27/2016, a HAMP incentive payment was applied to the loan in the amount of $1000.  Comments on 05/27/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.
																							No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 05/27/2016, a HAMP incentive payment was applied to the loan in the amount of $1000.  Comments on 05/27/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

5D1FF393-F4C1-4554-9F6E-85F64A0E1B57	xxx	xxx	xxx	GA	9/1/2016	8/31/2016	9/1/2015	7/19/2016		Not Determined		Never			Previously		2/XX/2011	Commentary dated 7/20/2016 indicated there was a prior bankruptcy that was filed on 2/XX/2011 and discharged 10/XX/2011; however, the chapter and case number were not provided.	Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 07/20/2016 indicated there was a prior bankruptcy that was filed on 0/X/2011 and discharged 1/X/2011; however, the chapter and case number were not provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

1CF9AD49-D243-446D-89FC-C31C22AF3CF1	xxx	xxx	xxx	CA	6/1/2016	8/31/2016	9/1/2015	2/2/2016	Not Determined	Not Determined		Never			Never				Never			Notes on 6/10/2016 states loan modified under a non- government plan.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/2/2016.	On 8/9/2016 shows a reinstatement quote is good through 8/11/2016 in the amount of $8150.72.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 8/9/2016 shows a reinstatement quote is good throuh   8/XX/2016 in the amount of $8150.72.

9070C29B-26F3-4776-A71D-428318CEFA29	xxx	xxx	xxx	NE	8/1/2016	8/31/2016			Illness	Not Determined		Never			Never				Never				No		Collections	No			Comments on 07/07/2016 indicate the last borrower contact and the borrower requested that fees be waived.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 07/07/2016 indicate the last borrower contact and the borrower requested that fees be waived.

EA001057-0CBC-414E-8685-49C29E7CB8C9	xxx	xxx	xxx	PA	7/1/2016	8/31/2016			Not Determined	Not Determined		Never			Never				Never				No		Collections	No			Per comments, borrower is in active military duty.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments, borrower is in active military duty.

BA91433B-39B6-481C-9615-4AC0996C291E	xxx	xxx	xxx	CA	7/1/2016	8/31/2016			Illness	Not Determined		Never			Never				Currently	Forbearance
On 3/15/2016 the investor approved a 2 month extension for February and March payments contingent on December and January payments being paid. Per comments the borrower made the Decemeber payment on 3/4/2016 for $2,500 and sent $2,500 for January on 3/13/2016. Funds posted and reinstatement was completed on 3/XX/2016. The extension was processed on 3/XX/2016 making the account due for 4/XX/2016. Agreement was received and forbearance was completed on 3/XX/2016. The account re-defaulted and on 6/XX/2016 the borrower advised they hadn’t been working due to illness. The borrower was offered a repayment plan on 8/XX/2016, however borrower advised the plan was unaffordable and would send financial packet for modification review. Loss mitigation package was received from the borrower on 9/XX/2016 and is currently awaiting receipt of missing documents to proceed with review.
																							No		Loss Mitigation	No
The last inspection was completed on 3/20/2016 which discovered the utilities turned on, car in driveway, personal property present and no visible damages but the type of occupancy is not indicated in the notes.  The notes indicate a property inspection was last requested on 9/8/2016 but there is no evidence to support the results of that inspection.  On 5/9/2016, the notes indicate a fire insurance policy (#XXX) is effective from 11/9/2015 to 11/9/2016.

FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 3/15/2016 the investor approved a 2 month extension for February and March payments contingent on December and January payments being paid. Per comments the borrower made the Decemeber payment on 3/4/2016 for $2,500 and sent $2,500 for January on 3/13/2016. Funds posted and reinstatement was completed on 3/XX/2016. The extension was processed on 3/XX/2016 making the account due for 4/XX/2016. Agreement was received and forbearance was completed on 3/XX/2016. The account re-defaulted and on 6/29/2016 the borrower advised they hadn’t been working due to illness. The borrower was offered a repayment plan on 8/25/2016, however borrower advised the plan was unaffordable and would send financial packet for modification review. Loss mitigation package was received from the borrower on 9/XX/2016 and is currently awaiting receipt of missing documents to proceed with review.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last inspection was completed on 3/20/2016 which discovered the utilities turned on, car in driveway, personal property present and no visible damages but the type of occupancy is not indicated in the notes.  The notes indicate a property inspection was last requested on 9/8/2016 but there is no evidence to support the results of that inspection.  On 5/9/2016, the notes indicate a fire insurance policy (#XXX) is effective from 11/9/2015 to 11/9/2016.

8D46BB44-0116-4A14-A867-6E4EE7923691	xxx	xxx	xxx	CA	12/1/2016	11/10/2016			Current	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Per comments on 11/19/2015 the loan was approved for a three month trial modification plan prior to the review period for payments of $798.90 from 7/1/2015 through 9/1/2015. As of 11/3/2015 the borrower was advised that a title report was pending in order to send final modification documents and that borrower should continue to pay the $798.90 a month. On 12/14/2015 the title was received as grade B which required the borrower to complete a Statement of Information to upgrade title grade before proceeding with modification documents. The Statement of Information was received from the borrower on 12/22/2015. Final modification documents were sent to the borrower on 1/XX/2016 and returned on 2/XX/2016. The loan modification was booked and completed on 02/XX/2016 effective with a next due date of 03/XX/2016.
																							No		Current	No			Comments on 07/25/2016 indicate that an exterior BPO was completed on 07/22/2016 with an as is value $234,000.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/19/2015 the loan was approved for a three month trial modification plan prior to the review period for payments of $798.90 from 7/1/2015 through 9/1/2015. As of 11/3/2015 the borrower was advised that a title report was pending in order to send final modification documents and that borrower should continue to pay the $798.90 a month. On 12/14/2015 the title was received as grade B which required the borrower to complete a Statement of Information to upgrade title grade before proceeding with modification documents. The Statement of Information was received from the borrower on 12/22/2015. Final modification documents were sent to the borrower on 1/25/2016 and returned on 2/3/2016. The loan modification was booked and completed on 02/XX/2016 effective with a next due date of 03/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 07/25/2016 indicate that an exterior BPO was completed on 07/22/2016 with an as is value $234,000.

5FFCC5D0-294D-4A07-AC08-943CF55136FE	xxx	xxx	xxx	IN	11/1/2016	11/10/2016			Current	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
The notes on 01/04/2016 indicate that a loss mitigation referral was received.  The loan was approved for a trial modification plan beginning 04/01/2016 for payments in the amount of $745.07 for 3 months per the notes on 02/26/2016.  As of 06/XX/2016, the modification was booked effective with the 7/XX/2016.
																							No		Current	No
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The notes on 01/04/2016 indicate that a loss mitigation referral was received.  The loan was approved for a trial modification plan beginning 04/XX/2016 for payments in the amount of $745.07 for 3 months per the notes on 02/XX/2016.  As of 06/XX/2016, the modification was booked effective with the 7/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

ED02EFD3-2C91-46DD-97E2-269AF7D1751B	xxx	xxx	xxx	MO	11/1/2016	11/10/2016			Current	Not Determined		Never			Previously	7	7/XX/2011	Per commentary on 11/6/2015, a chapter 7 bankruptcy was filed on 7/2011 and was discharged on 1/2012. Comments do not specify exact dates.	Previously	Loan Modification	Loan Modification Completed
Per comments on 11/3/2015, a loan modification package was under review with underwriting and was approved for a HAMP modification on 11/4/2015. The borrower was to make three trial payments in the amount of $308.20 beginning with 12/XX/2015. The borrower completed all three trial payments which were made on 11/XX/215, 12/XX/2015 and 12/XX/2016. Final modification documents were drafted on 3/12/2016 and sent to the borrower on 3/XX/2016 for execution. The borrower returned the executed documents on 3/XX/2016. The modification was completed on 3/XX/2016 with a first payment due on 4/XX/2016.
Yes
Per commentary on 11/3/2016, the borrower contacted the lender in regards to a request made for a claim package due fire damage which occurred on 10/XX/2016. The lender received a claims check for endorsement in the amount of $31,754.38. Check was mailed to the borrower on 11/XX/2016.
																									Current	Yes	Property Damage
Per commentary on 11/3/2016, the borrower contacted the lender in regards to a request made for a claim package due fire damage which occurred on 10/XX/2016. The lender received a claims check for endorsement in the amount of $31,754.38. Check was mailed to the borrower on 11/XX/2016.
Comments on 1/22/2016 reflect the property is located in an area potentially affected by a FEMA disaster.
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Per commentary on 11/6/2015, a chapter 7 bankruptcy was filed on 7/2011 and was discharged on 1/2012. Comments do not specify exact dates.
LOSS MITIGATION: Per comments on 11/3/2015, a loan modification package was under review with underwriting and was approved for a HAMP modification on 11/XX/2015. The borrower was to make three trial payments in the amount of $308.20 beginning with 12/XX/2015. The borrower completed all three trial payments which were made on 11/XX/215, 12/XX/2015 and 12/XX/2016. Final modification documents were drafted on 3/XX/2016 and sent to the borrower on 3/XX/2016 for execution. The borrower returned the executed documents on 3/XX/2016. The modification was completed on 3/XX/2016 with a first payment due on 4/XX/2016.
PROPERTY DAMAGE: Per commentary on 11/3/2016, the borrower contacted the lender in regards to a request made for a claim package due fire damage which occurred on 10/1/2016. The lender received a claims check for endorsement in the amount of $31,754.38. Check was mailed to the borrower on 11/4/2016.
EXCEPTIONS: Per commentary on 11/3/2016, the borrower contacted the lender in regards to a request made for a claim package due fire damage which occurred on 10/1/2016. The lender received a claims check for endorsement in the amount of $31,754.38. Check was mailed to the borrower on 11/4/2016.
ADDITIONAL INFORMATION: Comments on 1/22/2016 reflect the property is located in an area potentially affected by a FEMA disaster.

05988E78-3F49-4ADE-B86E-F768E1A426B5	xxx	xxx	xxx	OH	10/1/2016	9/1/2016				Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed
Per comments on 9/18/2015, the borrower was approved for a HAMP Tier 2 Modification. The agreement package was sent to the borrower on 9/22/2015. The modification was completed on 10/XX/2015. Loan Modification terms were not noted during the review period.
																							No		Current	No
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 9/18/2015, the borrower was approved for a HAMP Tier 2 Modification. The agreement package was sent to the borrower on 9/22/2015. The modification was completed on 10/XX/2015. Loan Modification terms were not noted during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

74703867-307A-48C5-B3BF-66772E5F42A1	xxx	xxx	xxx	MD	5/1/2016				Curtailment of Income	Owner		Never			Never				Never				No		Current	No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.